Note 5 - Payments Received in Advance (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Details
Prepayment to suppliers	$ 465,854	$ 279,229	$ 297,720	$ 306,969